Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Loss Per Share
	2024	2023
Basic (loss)/ earnings per ordinary share	(0.75)	(2.12)
Diluted (loss)/ earnings per ordinary share	(0.75)	(2.12)
Number of ordinary shares used for loss per share (weighted average)
Basic	18,475,872	14,649,082
Diluted	18,475,872	14,649,082

Schedule of Diluted Weighted Average Number of Ordinary Shares

For the years ended 31 December 2024, and 2023 the Group was loss-making, therefore, the following anti-dilutive instruments are excluded in the calculation of diluted weighted average number of ordinary shares outstanding:

	2024	2023
Warrants	9,347,121	8,869,633
RSUs - outstanding	9,548	54,952
RSUs - vested but no ordinary shares issued	194,525	115,820
Incentive shares	5,000	5,000
Share options	1,935,735	1,482,628